Notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes payable
Schedule of notes payable

	December 31,	December 31,
	2020	2019
Financing Agreement – 2021
Principal amount and interest accrued	$—	$90,795
Unamortized debt discount	—	(5,773)
Net carrying amount	—	85,022

Financing Agreement – 2023
Principal amount	300,000	—
Unamortized debt discount	(25,126)	—
Net carrying amount	274,874	—

Promissory Note – 2024
Principal amount	10,000	—
Unamortized debt discount	(300)	—
Net carrying amount	9,700	—

Secured Promissory Notes – 2029	—	2,505

Seller note payable	6,500	17,000
Other notes payable	427	426
Total other notes payable	$6,927	$17,426

Current portion of notes payable	6,500	17,000
Long term notes payable	285,001	87,953
Total notes payable	$291,501	$104,953

Schedule of future principal payments

Period	Amount
2021	6,500
2022	—
2023	300,000
2024	9,700
2025 and thereafter	427
$316,627